Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Temporary Equity, Shares Outstanding	830,210	830,210	12,650,000
Temporary Equity, Redemption Price Per Share	$ 11.21	$ 10.83	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,783,200	3,783,200	620,700
Common stock, shares outstanding	3,783,200	3,783,200	620,700
Common stock shares subject to possible redemption	830,210	830,210	12,650,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	0	3,162,500
Common stock, shares outstanding	0	0	3,162,500